Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000049905
Hartford Schroders US Small/Mid Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small/Mid Cap Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hartford Schroders US Small/Mid Cap Opportunities Fund Summary Section
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	YOUR EXPENSES.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds. More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions and Waivers" section beginning on page 94 of the Fund's statutory prospectus and the "Purchase and Redemption of Shares" section beginning on page 77 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Predecessor Fund's portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•  Your investment has a 5% return each year

•  The Fund's operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•  You reinvest all dividends and distributions

•  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests principally in equity securities and will normally invest at least 80% of its assets in securities of companies considered by the Fund's sub-adviser, Schroder Investment Management North America Inc. ("SIMNA" or the "Sub-Adviser"), at the time to be small or mid cap companies located in the United States. The Sub-Adviser currently considers a company to be a small or mid cap company if it has a market capitalization of between approximately $750 million and $15 billion, measured at the time of investment. The Fund may also invest in equity securities of micro cap companies or larger companies if the Sub-Adviser believes they offer the potential for capital appreciation. The Sub-Adviser seeks to identify securities that it believes offer the potential for capital appreciation, based on novel, superior or niche products or services, operating characteristics, quality of management, an entrepreneurial management team, their having gone public in recent years, opportunities provided by mergers, divestitures or new management, or other factors. The Fund may invest in common and preferred stocks, convertible securities and warrants, as well as in over-the-counter securities. The Fund may also invest in securities issued in initial public offerings ("IPOs"), real estate investment trusts ("REITs"), closed-end funds, or exchange-traded funds. In addition, the Fund may use options, futures contracts, and other derivatives instruments in pursuing its principal investment strategies.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

Market Risk – Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

Mid Cap and Small Cap Securities Risk – Investments in small capitalization and mid capitalization companies involve greater risks than investments in larger, more established companies. Many of these companies are young and have limited operating or business history. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks, include the risks of bankruptcy.

Equity Risk – The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions.

Real Estate Related Securities Risks – In addition to general market risk, the main risk of real estate related securities is that the value of the underlying real estate may go down due, among other factors, to the strength of the general and local economies, the amount of new construction in a particular area, the laws and regulations affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. The real estate industry is particularly sensitive to economic downturns. If the Fund's real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type.

Liquidity Risk – The risk that the market for a particular investment or type of investment is or becomes relatively illiquid, making it difficult for the Fund to sell that investment at an advantageous time or price. Illiquidity may be due to events relating to the issuer of the securities, market events, rising interest rates, economic conditions or investor perceptions. Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund's performance.

Investment Strategy Risk – The risk that, if the Sub-Adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund's investment objective will be achieved.

Large Shareholder Transaction Risk – The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund's net asset value ("NAV") and liquidity. Similarly, large Fund share purchases may adversely affect a Fund's performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.

The Fund is subject to certain other risks, which are discussed in "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information below indicates the risks of investing in the Fund. The performance information shown below for Class A and Class I shares reflects the historical performance, fees and expenses of the then-existing Advisor and Investor Class shares, respectively, of the Schroder U.S. Small and Mid Cap Opportunities Fund (the "Predecessor Fund"). Performance information for Class C, Class R3, Class R4, Class R5, and Class Y shares reflects the performance, fees and expenses of the Predecessor Fund's Investor Class shares. The Fund has the same investment objective as that of its Predecessor Fund, and SIMNA served as the investment manager to the Predecessor Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at www.hartfordfunds.com.

The returns:

•  Assume reinvestment of all dividends and distributions

•  Would be different if the Fund's fees and expenses were reflected.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund. Shows how the Fund's total return has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Total returns by calendar year (excludes sales charges)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart:

•  Shows how the Fund's total return has varied from year to year

•  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•  Shows the returns of the Fund's Class A shares. Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest 18.56% (2nd quarter, 2009)    Lowest -21.13% (4th quarter, 2008)

The year-to-date return for the Fund's Class A shares as of September 30, 2016 is 13.04%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	including sales charges
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes,
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	are shown only for Class A shares and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows returns for the Fund over time compared to those of a broad-based market index. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Performance information for Class A shares reflects the performance, fees and expenses of the Predecessor Fund's Advisor Class shares. Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. For more information regarding returns, see the "Performance Notes" section in the Fund's statutory prospectus.

Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2015 (including sales charges)
Hartford Schroders US Small/Mid Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small/Mid Cap Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.85%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Total other expenses	rr_OtherExpensesOverAssets	0.43%	[2]
Administrative services fee	rr_Component1OtherExpensesOverAssets	none	[2]
Other expenses	rr_Component2OtherExpensesOverAssets	0.43%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.53%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.23%	[2],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.30%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018
Year 1	rr_ExpenseExampleYear01	$ 675
Year 3	rr_ExpenseExampleYear03	985
Year 5	rr_ExpenseExampleYear05	1,318
Year 10	rr_ExpenseExampleYear10	2,255
Year 1	rr_ExpenseExampleNoRedemptionYear01	675
Year 3	rr_ExpenseExampleNoRedemptionYear03	985
Year 5	rr_ExpenseExampleNoRedemptionYear05	1,318
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 2,255
2007	rr_AnnualReturn2007	12.36%
2008	rr_AnnualReturn2008	(32.56%)
2009	rr_AnnualReturn2009	33.95%
2010	rr_AnnualReturn2010	17.93%
2011	rr_AnnualReturn2011	(1.39%)
2012	rr_AnnualReturn2012	9.97%
2013	rr_AnnualReturn2013	35.60%
2014	rr_AnnualReturn2014	10.70%
2015	rr_AnnualReturn2015	1.51%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.13%)
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.05%)
5 Years	rr_AverageAnnualReturnYear05	9.32%
Since Inception	rr_AverageAnnualReturnSinceInception	7.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
Hartford Schroders US Small/Mid Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small/Mid Cap Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.85%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Total other expenses	rr_OtherExpensesOverAssets	0.43%	[2]
Administrative services fee	rr_Component1OtherExpensesOverAssets	none	[2]
Other expenses	rr_Component2OtherExpensesOverAssets	0.43%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.28%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.23%	[2],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.05%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018
Year 1	rr_ExpenseExampleYear01	$ 308
Year 3	rr_ExpenseExampleYear03	690
Year 5	rr_ExpenseExampleYear05	1,199
Year 10	rr_ExpenseExampleYear10	2,598
Year 1	rr_ExpenseExampleNoRedemptionYear01	208
Year 3	rr_ExpenseExampleNoRedemptionYear03	690
Year 5	rr_ExpenseExampleNoRedemptionYear05	1,199
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 2,598
Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.83%
5 Years	rr_AverageAnnualReturnYear05	10.84%
Since Inception	rr_AverageAnnualReturnSinceInception	8.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
Hartford Schroders US Small/Mid Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small/Mid Cap Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Total other expenses	rr_OtherExpensesOverAssets	0.35%	[2]
Administrative services fee	rr_Component1OtherExpensesOverAssets	none	[2]
Other expenses	rr_Component2OtherExpensesOverAssets	0.35%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.20%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[2],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.05%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018
Year 1	rr_ExpenseExampleYear01	$ 107
Year 3	rr_ExpenseExampleYear03	366
Year 5	rr_ExpenseExampleYear05	645
Year 10	rr_ExpenseExampleYear10	1,441
Year 1	rr_ExpenseExampleNoRedemptionYear01	107
Year 3	rr_ExpenseExampleNoRedemptionYear03	366
Year 5	rr_ExpenseExampleNoRedemptionYear05	645
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,441
Label	rr_AverageAnnualReturnLabel	Class I - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.74%
5 Years	rr_AverageAnnualReturnYear05	10.84%
Since Inception	rr_AverageAnnualReturnSinceInception	8.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
Hartford Schroders US Small/Mid Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small/Mid Cap Opportunities Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[2]
Total other expenses	rr_OtherExpensesOverAssets	0.40%	[2]
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.20%	[2]
Other expenses	rr_Component2OtherExpensesOverAssets	0.20%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.75%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[2],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.60%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018
Year 1	rr_ExpenseExampleYear01	$ 163
Year 3	rr_ExpenseExampleYear03	536
Year 5	rr_ExpenseExampleYear05	935
Year 10	rr_ExpenseExampleYear10	2,050
Year 1	rr_ExpenseExampleNoRedemptionYear01	163
Year 3	rr_ExpenseExampleNoRedemptionYear03	536
Year 5	rr_ExpenseExampleNoRedemptionYear05	935
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 2,050
Label	rr_AverageAnnualReturnLabel	Class R3 - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.74%
5 Years	rr_AverageAnnualReturnYear05	10.84%
Since Inception	rr_AverageAnnualReturnSinceInception	8.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
Hartford Schroders US Small/Mid Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small/Mid Cap Opportunities Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Total other expenses	rr_OtherExpensesOverAssets	0.35%	[2]
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.15%	[2]
Other expenses	rr_Component2OtherExpensesOverAssets	0.20%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.45%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[2],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.30%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018
Year 1	rr_ExpenseExampleYear01	$ 132
Year 3	rr_ExpenseExampleYear03	444
Year 5	rr_ExpenseExampleYear05	778
Year 10	rr_ExpenseExampleYear10	1,722
Year 1	rr_ExpenseExampleNoRedemptionYear01	132
Year 3	rr_ExpenseExampleNoRedemptionYear03	444
Year 5	rr_ExpenseExampleNoRedemptionYear05	778
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,722
Label	rr_AverageAnnualReturnLabel	Class R4 - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.74%
5 Years	rr_AverageAnnualReturnYear05	10.84%
Since Inception	rr_AverageAnnualReturnSinceInception	8.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
Hartford Schroders US Small/Mid Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small/Mid Cap Opportunities Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Total other expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.10%	[2]
Other expenses	rr_Component2OtherExpensesOverAssets	0.20%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.15%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[2],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.00%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018
Year 1	rr_ExpenseExampleYear01	$ 102
Year 3	rr_ExpenseExampleYear03	351
Year 5	rr_ExpenseExampleYear05	619
Year 10	rr_ExpenseExampleYear10	1,384
Year 1	rr_ExpenseExampleNoRedemptionYear01	102
Year 3	rr_ExpenseExampleNoRedemptionYear03	351
Year 5	rr_ExpenseExampleNoRedemptionYear05	619
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,384
Label	rr_AverageAnnualReturnLabel	Class R5 - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.74%
5 Years	rr_AverageAnnualReturnYear05	10.84%
Since Inception	rr_AverageAnnualReturnSinceInception	8.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
Hartford Schroders US Small/Mid Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small/Mid Cap Opportunities Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Total other expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Administrative services fee	rr_Component1OtherExpensesOverAssets	none	[2]
Other expenses	rr_Component2OtherExpensesOverAssets	0.24%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.14%	[2],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.95%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018
Year 1	rr_ExpenseExampleYear01	$ 97
Year 3	rr_ExpenseExampleYear03	333
Year 5	rr_ExpenseExampleYear05	587
Year 10	rr_ExpenseExampleYear10	1,316
Year 1	rr_ExpenseExampleNoRedemptionYear01	97
Year 3	rr_ExpenseExampleNoRedemptionYear03	333
Year 5	rr_ExpenseExampleNoRedemptionYear05	587
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,316
Label	rr_AverageAnnualReturnLabel	Class Y - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.74%
5 Years	rr_AverageAnnualReturnYear05	10.84%
Since Inception	rr_AverageAnnualReturnSinceInception	8.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
Hartford Schroders US Small/Mid Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small/Mid Cap Opportunities Fund | After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(6.47%)
5 Years	rr_AverageAnnualReturnYear05	6.28%
Since Inception	rr_AverageAnnualReturnSinceInception	5.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
Hartford Schroders US Small/Mid Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small/Mid Cap Opportunities Fund | After Taxes on Distributions and Sales | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.28%)
5 Years	rr_AverageAnnualReturnYear05	6.86%
Since Inception	rr_AverageAnnualReturnSinceInception	5.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
Hartford Schroders US Small/Mid Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small/Mid Cap Opportunities Fund | Russell 2500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.90%)
5 Years	rr_AverageAnnualReturnYear05	10.32%
Since Inception	rr_AverageAnnualReturnSinceInception	6.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
Hartford Schroders US Small/Mid Cap Opportunities Fund | Hartford Schroders US Small/Mid Cap Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hartford Schroders US Small/Mid Cap Opportunities Fund Summary Section
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	YOUR EXPENSES.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Predecessor Fund's portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•  Your investment has a 5% return each year

•  The Fund's operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•  You reinvest all dividends and distributions

•  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests principally in equity securities and will normally invest at least 80% of its assets in securities of companies considered by the Fund's sub-adviser, Schroder Investment Management North America Inc. ("SIMNA" or the "Sub-Adviser"), at the time to be small or mid cap companies located in the United States. The Sub-Adviser currently considers a company to be a small or mid cap company if it has a market capitalization of between approximately $750 million and $15 billion, measured at the time of investment. The Fund may also invest in equity securities of micro cap companies or larger companies if the Sub-Adviser believes they offer the potential for capital appreciation. The Sub-Adviser seeks to identify securities that it believes offer the potential for capital appreciation, based on novel, superior or niche products or services, operating characteristics, quality of management, an entrepreneurial management team, their having gone public in recent years, opportunities provided by mergers, divestitures or new management, or other factors. The Fund may invest in common and preferred stocks, convertible securities and warrants, as well as in over-the-counter securities. The Fund may also invest in securities issued in initial public offerings ("IPOs"), real estate investment trusts ("REITs"), closed-end funds, or exchange-traded funds. In addition, the Fund may use options, futures contracts, and other derivatives instruments in pursuing its principal investment strategies.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

Market Risk – Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

Mid Cap and Small Cap Securities Risk – Investments in small capitalization and mid capitalization companies involve greater risks than investments in larger, more established companies. Many of these companies are young and have limited operating or business history. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks, include the risks of bankruptcy.

Equity Risk – The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions.

Real Estate Related Securities Risks – In addition to general market risk, the main risk of real estate related securities is that the value of the underlying real estate may go down due, among other factors, to the strength of the general and local economies, the amount of new construction in a particular area, the laws and regulations affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. The real estate industry is particularly sensitive to economic downturns. If the Fund's real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type.

Liquidity Risk – The risk that the market for a particular investment or type of investment is or becomes relatively illiquid, making it difficult for the Fund to sell that investment at an advantageous time or price. Illiquidity may be due to events relating to the issuer of the securities, market events, rising interest rates, economic conditions or investor perceptions. Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund's performance.

Investment Strategy Risk – The risk that, if the Sub-Adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund's investment objective will be achieved.

Large Shareholder Transaction Risk – The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund's net asset value ("NAV") and liquidity. Similarly, large Fund share purchases may adversely affect a Fund's performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.
The Fund is subject to certain other risks, which are discussed in "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information below indicates the risks of investing in the Fund. The performance information shown below for Class SDR shares reflects the historical performance, fees and expenses of the then-existing Class R6 Shares of the Schroder U.S. Small and Mid Cap Opportunities Fund (the "Predecessor Fund") and, prior to December 30, 2014, the Investor Class shares of the Predecessor Fund. The Fund has the same investment objective as that of its Predecessor Fund, and SIMNA served as the investment manager to the Predecessor Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at www.hartfordfunds.com.

The returns:

•  Assume reinvestment of all dividends and distributions

•  Would be different if the Fund's fees and expenses were reflected.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund. Shows how the Fund's total return has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Total returns by calendar year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart: • Shows how the Fund's total return has varied from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest 18.71% (2nd quarter, 2009)      Lowest -21.10% (4th quarter, 2008)

The year-to-date return for the Fund's Class SDR shares as of September 30, 2016 is 13.40%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes,
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	are shown only for Class SDR shares and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows returns for the Fund over time compared to those of a broad-based market index. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class SDR shares and will vary for other classes. Performance information for Class SDR shares reflects the performance, fees and expenses of the Predecessor Fund's Class R6 shares and, prior to December 30, 2014, the Predecessor Fund's Investor Class shares. Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. For more information regarding returns, see the "Performance Notes" section in the Fund's statutory prospectus.

Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2015
Hartford Schroders US Small/Mid Cap Opportunities Fund | Hartford Schroders US Small/Mid Cap Opportunities Fund | Class SDR
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other expenses	rr_Component2OtherExpensesOverAssets	0.19%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.14%	[2],[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.90%	[2],[4]
Year 1	rr_ExpenseExampleYear01	$ 92
Year 3	rr_ExpenseExampleYear03	317
Year 5	rr_ExpenseExampleYear05	560
Year 10	rr_ExpenseExampleYear10	1,258
Year 1	rr_ExpenseExampleNoRedemptionYear01	92
Year 3	rr_ExpenseExampleNoRedemptionYear03	317
Year 5	rr_ExpenseExampleNoRedemptionYear05	560
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 1,258
2007	rr_AnnualReturn2007	12.63%
2008	rr_AnnualReturn2008	(32.35%)
2009	rr_AnnualReturn2009	34.26%
2010	rr_AnnualReturn2010	18.26%
2011	rr_AnnualReturn2011	(1.21%)
2012	rr_AnnualReturn2012	10.29%
2013	rr_AnnualReturn2013	35.92%
2014	rr_AnnualReturn2014	11.11%
2015	rr_AnnualReturn2015	1.83%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.10%)
Label	rr_AverageAnnualReturnLabel	Class SDR - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.83%
5 Years	rr_AverageAnnualReturnYear05	10.87%
Since Inception	rr_AverageAnnualReturnSinceInception	8.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
Hartford Schroders US Small/Mid Cap Opportunities Fund | Hartford Schroders US Small/Mid Cap Opportunities Fund | After Taxes on Distributions | Class SDR
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class SDR - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(0.68%)
5 Years	rr_AverageAnnualReturnYear05	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
Hartford Schroders US Small/Mid Cap Opportunities Fund | Hartford Schroders US Small/Mid Cap Opportunities Fund | After Taxes on Distributions and Sales | Class SDR
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class SDR - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.13%
5 Years	rr_AverageAnnualReturnYear05	8.13%
Since Inception	rr_AverageAnnualReturnSinceInception	6.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
Hartford Schroders US Small/Mid Cap Opportunities Fund | Hartford Schroders US Small/Mid Cap Opportunities Fund | Russell 2500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.90%)
5 Years	rr_AverageAnnualReturnYear05	10.32%
Since Inception	rr_AverageAnnualReturnSinceInception	6.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006

[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
[2]	Fees and expenses are estimated for the current fiscal year.
[3]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.30% (Class A), 2.05% (Class C), 1.05% (Class I), 1.60% (Class R3), 1.30% (Class R4), 1.00% (Class R5), and 0.95% (Class Y). This contractual arrangement will remain in effect for a period of two years from the date of the reorganization of the Predecessor Fund (as defined below) into the Fund. In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. This contractual arrangement will remain in effect until February 28, 2018 and shall renew automatically for one-year terms thereafter unless HASCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds II, Inc.
[4]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses at 0.90% for Class SDR. This contractual arrangement will remain in effect for a period of two years from the date of the reorganization of the Predecessor Fund (as defined below) into the Fund. In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for Class SDR. This contractual arrangement will remain in effect until February 28, 2018 and shall renew automatically for one-year terms thereafter unless HASCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds II, Inc.